Share-Based Compensation - Summary of Stock Based Compensation Expense (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of stockbased compensation expense [Line Items]
Total	₽ 644	₽ 190	₽ 82
Fulfillment and delivery [Member]
Disclosure of stockbased compensation expense [Line Items]
Stock based compensation expense	53	19	(18)
Sales and marketing [Member]
Disclosure of stockbased compensation expense [Line Items]
Stock based compensation expense	81	14	(42)
Technology and content [Member]
Disclosure of stockbased compensation expense [Line Items]
Stock based compensation expense	152	16	18
General and administrative [Member]
Disclosure of stockbased compensation expense [Line Items]
Stock based compensation expense	₽ 358	₽ 141	₽ 124